STOCKHOLDERS' EQUITY - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands						3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 14, 2017	Oct. 26, 2016	Jul. 02, 2015	Mar. 13, 2015	Nov. 10, 2014	Mar. 31, 2016	Mar. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 07, 2014	Sep. 30, 2014	Jun. 30, 2014
Equity, Class of Treasury Stock [Line Items]
Excess tax benefit, amount						$ 20,000,000
Maximum dividend allowed prior to merger (in dollars per share)			$ 0.29
Cash dividend declared (in dollars per share)								$ 1.16	$ 1.15	$ 1.11
Total amount								$ 172,000,000	$ 170,000,000	$ 170,000,000
Share repurchase authorization												$ 2,000,000,000	$ 1,000,000,000
Value of shares repurchased								$ 104,000,000	$ 385,000,000	$ 872,000,000
Remaining authorized amount													$ 816,000,000
Common shares acquired in connection with employee stock plans, shares								600	300	400
Common shares acquired in connection with employee stock plans, amount								$ 104,000,000	$ 56,000,000	$ 42,000,000
Aggregate statutory capital and surplus in our state regulated insurance subsidiaries								7,700,000,000	6,600,000,000
Aggregate minimum regulatory requirements of statutory capital and surplus								4,800,000,000	$ 4,600,000,000
Dividends that may be paid to the parent company without prior approval by state regulatory authorities in 2014								850,000,000
Dividends that were paid to the parent company without prior approval by state regulatory authorities								763,000,000
Dividend Declared
Equity, Class of Treasury Stock [Line Items]
Cash dividend declared (in dollars per share)		$ 0.29
Total amount		$ 43,000,000
Accelerated Share Repurchase Agreement
Equity, Class of Treasury Stock [Line Items]
ASR, settlement receipt, shares				360
ASR final price paid per share							$ 146.21
Share repurchase authorization											$ 500,000,000
Shares repurchased in open market					3,060		3,420
Value of shares repurchased					$ 400,000,000
Decrease in capital in excess of par value					$ 100,000,000
September 2014 Authorization
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization								2,000,000,000
Shares repurchased in open market									1,850	4,100
Value of shares repurchased									$ 329,000,000	$ 635,000,000
April 2014 Authorization
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization								1,000,000,000
Shares repurchased in open market									0	1,500
Value of shares repurchased									$ 0	$ 184,000,000
April 2013 Authorization
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorization								$ 1,000,000,000
Shares repurchased in open market									0	100
Value of shares repurchased									$ 0	$ 11,000,000
Excluding Employee Stock Plans and ASR
Equity, Class of Treasury Stock [Line Items]
Shares repurchased in open market									1,850	5,700
Value of shares repurchased									$ 329,000,000	$ 830,000,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Cash dividend declared (in dollars per share)	$ 0.40
Share repurchase authorization	$ 2,250,000,000.00